Leases (Schedule of Minimum Lease Payments) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Leases
Capital leases 2012	¥ 11,799
Operating leases 2012	18,799
Capital leases 2013	9,474
Operating leases 2013	14,771
Capital leases 2014	5,769
Operating leases 2014	11,710
Capital leases 2015	3,923
Operating leases 2015	9,769
Capital leases 2016	2,260
Operating leases 2016	7,008
Capital leases Thereafter	5,747
Operating leases Thereafter	26,817
Total minimum lease payments Capital leases	38,972
Total minimum lease payments Operating leases	88,874
Amount representing executory costs Capital leases	(210)
Amount representing interest Capital leases	(2,444)
Present value of net minimum lease payments Capital leases	36,318
Less current portion of capital lease obligations Capital leases	11,082
Long-term capital lease obligations Capital leases	¥ 25,236